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As filed with the Securities and Exchange Commission on February 19, 1999

                                                       Registration No. 33-03706
                                                      Registration No. 811-04604
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           ---------------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                       ------
                           Pre-Effective Amendment No.
                                                                       ------
                        Post-Effective Amendment No. 20                   X
                                                                       ------
                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                                                       ------
                               Amendment No. 21                           X
                        (Check appropriate box or boxes)               ------

                            DLJ WINTHROP FOCUS FUNDS

               (Exact name of registrant as specified in charter)

                                 277 Park Avenue
                            New York, New York 10172
                    (Address of Principal Executive Offices)

                                 (212) 892-4000
              (Registrant's Telephone Number, Including Area Code)

                                Brian A. Kammerer
                               One Pershing Plaza
                                   10th Floor
                          Jersey City, New Jersey 07399
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 Stephen K. West
                                125 Broad Street
                               New York, NY 10004

  As soon as practicable after the effective date of the Registration Statement
                 (Approximate date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[    ] Immediately upon filing pursuant to paragraph (b)
[  X ] on February 23, 1999 pursuant to paragraph (b), or
[    ] 60 days after filing pursuant to paragraph (a)(1)
[    ] on (date) pursuant to paragraph (a)(1)
[    ] 75 days after filing pursuant to paragraph (a)(2), or


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[     ]  on (date) pursuant to paragraph (a)(2) of Rule 485
[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered...............shares of beneficial interest
                                                   $.01 par value

--------------------------------------------------------------------------------

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We hereby incorporate by reference to this Registration Statement on Form N1-A of DLJ Winthrop Focus Funds (the "Fund"), Parts A, B and C of the Fund's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A.


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 19th day of February, 1999.

                                            Winthrop Focus Funds

                                            By: /s/ G. Moffett Cochran*
                                            ---------------------------
                                            G. Moffett Cochran
                                            President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                        Title                        Date
---------                        -----                        ----

/s/ G. Moffet Cochran*           President                    February 19, 1999
------------------------         Chairman of the Board
G. Moffet Cochran


/s/ Martin Jaffe                 Treasurer                    February 19, 1999
-----------------------
Martin Jaffe

/s/ Robert L. Bast*              Trustee                      February 19, 1999
-----------------------
Robert L. Bast

/s/ James Engle*                 Trustee                      February 19, 1999
-----------------------
James Engle

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/s/ John J. Halsey*              Trustee                      February 19, 1999
-----------------------
John J. Halsey

/s/ Stig Host*                   Trustee                      February 19, 1999
-----------------------
Stig Host

/s/ Peter F. Krogh*              Trustee                      February 19, 1999
-----------------------
Peter F. Krogh

/s/ Dennis Little                Trustee                      February 19, 1999
-----------------------
Dennis Little

/s/ William H. Mathers*          Trustee                      February 19, 1999
-----------------------
William H. Mathers

/s/ James L. McCabe*             Trustee                      February 19, 1999
-----------------------
James L. McCabe

/s/ John J. Sheehan              Trustee                      February 19, 1999
-----------------------
John J. Sheehan

/s/ William C. Simpson*          Trustee                      February 19, 1999
-----------------------
William C. Simpson


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/s/ Stephen K. West*             Trustee                      February 19, 1999
-----------------------
Stephen K. West

*By: /s/ Martin Jaffe
    -------------------
    Martin Jaffe
    (Attorney-in-fact)
    Pursuant to
    Power of Attorney

                                POWER OF ATTORNEY

      KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned has constituted and appointed, and by these presents does constitute and appoint, G. Moffet Cochran and Martin Jaffe, or either of them, the true and lawful agents and attorneys-in-fact of each of the undersigned with respect to all matters arising in connection with the filing with the Securities and Exchange Commission of this Post-Effective Amendment No. 20 to the Registration Statement under the Securities Act of 1933 and under the Investment Company Act of 1940 on Form N-1A and any subsequent amendments to the Registration Statement with full power and authority to execute and deliver for and on behalf of each of the undersigned all such consents and documents in connection therewith as said agents and attorneys-in-fact may deem advisable. Each of the undersigned hereby gives to said agents and attorneys-in-fact full power and authority to act in the premises, including, but not limited to, the power and authority to execute and file with the Securities and Exchange Commission this Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A and any amendments thereto, and/or other documents in connection therewith, and to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. Each of the undersigned hereby ratifies and confirms all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

      This Power of Attorney may be signed in more than one counterpart, each of which shall be deemed an original, but all of which together shall constitute one and the same document.

/s/ Carl B. Menges                               /s/ Robert L. Bast
------------------------                         ------------------------
Carl B. Menge                                    Robert L. Bast

/s/ G. Moffett Cochran                           /s/ James A. Engle
------------------------                         ------------------------
G. Moffett Cochran                               James A. Engle

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/s/ John J. Halsey                               /s/ Stig Host
------------------------                         ------------------------
John J. Halsey                                   Stig Host

/s/ Peter F. Krogh                               /s/ Dennis G. Little
------------------------                         ------------------------
/s/ Peter F. Krogh                               Dennis G. Little

/s/ William H. Mathers                           /s/ James L. McCabe
------------------------                         ------------------------
William H. Mathers                               James L. McCabe

/s/ John J. Sheehan                              /s/ William C. Simpson
------------------------                         ------------------------
John J. Sheehan                                  William C. Simpson

/s/ Stephen K. West
------------------------
Stephen K. West

Dated as of February 19, 1999